Share Capital (Details) - Schedule of Earnings Per Share Basic and Diluted - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Earnings Per Share Basic and Diluted [Abstract]
Net income attributable to equity holders of the Company (Income Numerator)	$ 36,306	$ 20,608
Basic earnings per share (Income Numerator)	$ 36,306	$ 20,608
Basic earnings per share (Shares Denominator)	176,997,360	176,862,877
Basic earnings per share (Per-Share Amount)	$ 0.21	$ 0.12
Effect of dilutive securities:
Stock options and RSUs, Shares (Denominator)	2,140,250	2,126,672
Diluted earnings per share (Income Numerator)	$ 36,306	$ 20,608
Diluted earnings per share (Shares Denominator)	179,137,610	178,989,549
Diluted earnings per share (Per-Share Amount)	$ 0.2	$ 0.12